Commitments and contingencies - Guarantees (Details) € in Millions, £ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 GBP (£)	[2]	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Jul. 14, 2014 USD ($)	Dec. 09, 2013 EUR (€)	Mar. 07, 2013 USD ($)
Guarantor Obligations [Line Items]
Maximum guarantee		$ 5,680,000,000	$ 4,111,000,000
Archer Limited (Archer) | Equity Method Investee
Guarantor Obligations [Line Items]
Maximum guarantee										$ 250,000,000			$ 100,000,000
Performance Guarantee
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[2],[3]	1,403,000,000	1,213,000,000
Performance Guarantee | Archer Limited (Archer) | Equity Method Investee
Guarantor Obligations [Line Items]
Maximum guarantee			8,000,000		kr 66,000,000
Performance Guarantee | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		8,000,000	8,000,000
Performance Guarantee | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Guarantee outstanding		185,000,000	165,000,000
Performance Guarantee | SeaMex Limited
Guarantor Obligations [Line Items]
Guarantee outstanding		30,000,000	30,000,000
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[2],[3],[4]	1,677,000,000	698,000,000
Guarantee in favor of banks | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		253,000,000							€ 24.0
Guarantee in favor of banks | Archer Limited | Euro Member Countries, Euro
Guarantor Obligations [Line Items]
Maximum guarantee		25,000,000
Guarantee in favor of banks | Seabras Sapura
Guarantor Obligations [Line Items]
Maximum guarantee		787,000,000	698,000,000
Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[3],[4]	2,600,000,000	2,200,000,000
Guarantee in favor of suppliers | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		10,000,000	10,000,000	[2]		£ 7		£ 8
Guarantee in favor of suppliers | Seabras Sapura Holding
Guarantor Obligations [Line Items]
Maximum guarantee		0	0
Financial Guarantee | Archer Limited (Archer) | Equity Method Investee
Guarantor Obligations [Line Items]
Maximum guarantee									€ 48.4		$ 20,000,000	€ 48.4
Guarantee outstanding		25,000,000	0
Cash payment proposed for restructure of liability		28,000,000
Financial Guarantee | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Guarantee outstanding		621,000,000	0
Financial Guarantee | SeaMex Limited
Guarantor Obligations [Line Items]
Guarantee outstanding		0	0
Custom Guarantee | Nigeria | Seadrill Partners LLC
Guarantor Obligations [Line Items]
Guarantee outstanding		$ 400,000	$ 600,000

[1]	Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2016: $8 million). There were no guarantees in favor of banks provided on behalf of Archer as at December 31, 2017 as these were settled during the year (2016: $253 million and EUR 24 million ($25 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 7 million ($10 million) (2016: GBP 8 million ($10 million)). As of December 31, 2016, we recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. Refer to Note 30 "Related party transactions" for more information.
[2]	Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2016: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2016: $0 million). Refer to Note 30 "Related party transactions" for more information.
[3]	Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $165 million (2016: $185 million). After the insulation of Seadrill Partners from Seadrill in August 2017 there were no guarantees in favor of banks provided on behalf of Seadrill Partners (2016: $621 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.6 million (2016: $0.4 million). Refer to Note 30 "Related party transactions" for more information.
[4]	Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $698 million (2016: $787 million). There were no guarantees in favor of suppliers in relation to our joint venture Seabras Sapura Holdco (2016: nil). Refer to Note 30 "Related party transactions" for more information.